Investments In Associates & Joint Ventures - Schedule for reconciliation of investment in associate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Associate And Joint Ventures [Line Items]
Total comprehensive loss	$ (546,489)	$ (69,608)
Total interest in associate value	76,306	52,849	$ 0
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Opening net assets	20,423	0
Acquisition of associate/capital calls	68,600	27,002
Total comprehensive loss	(14,059)	(6,579)
Closing net assets	$ 74,964	$ 20,423
Interest in associate	42.50%	42.50%
Interest in associate value	$ 31,860	$ 8,680
Fair value of warrant consideration	42,386	42,386
Capitalized transaction costs	720	720
Total interest in associate value	$ 74,966	$ 51,786	$ 0